Exhibit 99.1

SLM Student Loan Trust 2012-7

Monthly Servicing Report

Distribution Date 11/25/2025

Collection Period 10/01/2025 - 10/31/2025

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	11/08/2012	09/30/2025	10/31/2025
	Principal Balance	$1,189,615,212.08	$235,684,334.88	$234,299,590.43
	Interest to be Capitalized Balance	29,184,856.28	3,263,931.26	3,345,190.15
	Pool Balance	$1,218,800,068.36	$238,948,266.14	$237,644,780.58
	Capitalized Interest Account Balance	$10,000,000.00	-	-
	Specified Reserve Account Balance	3,121,961.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,231,922,029.36	$238,948,266.14	$237,644,780.58
	Weighted Average Coupon (WAC)	6.76%	6.89%	6.89%
	Number of Loans	283,078	34,205	33,836
	Aggregate Outstanding Principal Balance - Tbill		$335,874.29	$332,287.15
	Aggregate Outstanding Principal Balance - SOFR		$238,612,391.85	$237,312,493.43
	Pool Factor		0.191344682	0.190300879
	Since Issued Constant Prepayment Rate		(77,56)%	(77.26)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	10/27/2025	11/25/2025
	A3	78447KAC6	$199,058,783.48	$197,768,332.77
	B	78447KAD4	$37,500,000.00	$37,500,000.00

C	Account Balances		10/27/2025	11/25/2025
	Reserve Account Balance		$1,248,784.00	$1,248,784.00
	Capitalized Interest Account Balance		-	-
	Floor Income Rebate Account		$142,649.66	$232,413.43
	Supplemental Loan Purchase Account		-	-

D	Asset / Liability		10/27/2025	11/25/2025
	Adjusted Pool Balance + Supplemental Loan Purchase		$238,948,266.14	$237,644,780.58
	Total Notes		$236,558,783.48	$235,268,332.77
	Difference		$2,389,482.66	$2,376,447.81
	Parity Ratio		1.01010	1.01010

Page 2 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

II.	Trust Activity 10/01/2025 through 10/31/2025

A	Student Loan Principal Receipts
	Borrower Principal	432,000.67
	Guarantor Principal	969,775.38
	Consolidation Activity Principal	915,164.94
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-
	Total Principal Receipts	$2,316,940.99
B	Student Loan Interest Receipts
	Borrower Interest	283,568.50
	Guarantor Interest	37,725.89
	Consolidation Activity Interest	19,430.52
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	242.57
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	21,759.45
	Total Interest Receipts	$362,726.93
C	Reserves in Excess of Requirement	-
D	Investment Income	$16,642.74
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(89,763.77)
M	AVAILABLE FUNDS	$2,606,546.89
N	Non-Cash Principal Activity During Collection Period	$(932,196.54)
O	Non-Reimbursable Losses During Collection Period	$26,079.32
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	-
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

III.	2012-7 Portfolio Characteristics

		10/31/2025				09/30/2025
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.74%	61	$302,376.42	0.129%	6.74%	59	$281,876.42	0.120%
	GRACE	6.80%	4	$21,000.00	0.009%	6.80%	6	$41,500.00	0.018%
	DEFERMENT	6.78%	2,179	$13,893,877.13	5.930%	6.78%	2,189	$13,864,959.04	5.883%

REPAYMENT:	CURRENT	6.89%	21,466	$138,276,057.13	59.017%	6.88%	21,734	$139,304,955.41	59.107%
	31-60 DAYS DELINQUENT	6.85%	1,371	$10,531,755.69	4.495%	7.01%	1,120	$9,299,034.50	3.946%
	61-90 DAYS DELINQUENT	7.01%	682	$5,790,259.99	2.471%	6.86%	887	$6,829,510.07	2.898%
	91-120 DAYS DELINQUENT	6.81%	572	$4,366,113.58	1.863%	6.91%	646	$5,390,450.51	2.287%
	> 120 DAYS DELINQUENT	6.95%	2,385	$19,811,396.06	8.456%	6.94%	2,456	$20,096,631.60	8.527%

	FORBEARANCE	6.90%	4,674	$37,959,048.85	16.201%	6.89%	4,766	$38,227,212.90	16.220%
	CLAIMS IN PROCESS	6.90%	442	$3,347,705.58	1.429%	6.85%	342	$2,348,204.43	0.996%

TOTAL			33,836	$234,299,590.43	100.00%		34,205	$235,684,334.88	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

IV.	2012-7 Portfolio Characteristics (cont’d)

	10/31/2025	09/30/2025
Pool Balance	$237,644,780.58	$238,948,266.14
Outstanding Borrower Accrued Interest	$11,794,373.90	$11,775,928.88
Borrower Accrued Interest to be Capitalized	$3,345,190.15	$3,263,931.26
Borrower Accrued Interest >30 Days Delinquent	$1,485,873.31	$1,585,658.66
Total # Loans	33,836	34,205
Total # Borrowers	15,238	15,412
Weighted Average Coupon	6.89%	6.89%
Weighted Average Remaining Term	198.84	198.06
Non-Reimbursable Losses	$26,079.32	$37,396.28
Cumulative Non-Reimbursable Losses	$7,433,480.40	$7,407,401.08
Since Issued Constant Prepayment Rate (CPR)	-77.26%	-77.56%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$364,278.81	$364,278.81
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$958,157.22	$997,948.08
Borrower Interest Accrued	$1,315,857.10	$1,282,947.51
Interest Subsidy Payments Accrued	$49,845.84	$47,422.84
Special Allowance Payments Accrued	$36,892.10	$45,259.38

Page 5 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

V.	2012-7 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.77%	17,923	89,369,830.05	38.143%
	- GSL - Unsubsidized	6.78%	15,182	129,546,060.15	55.291%
	- PLUS (2) Loans	8.48%	730	15,376,541.67	6.563%
	- SLS (3) Loans	7.19%	1	7,158.56	0.003%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.89%	33,836	$234,299,590.43	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.90%	28,226	204,407,040.35	87.242%
	- Two Year	6.82%	4,513	24,016,176.96	10.250%
	- Technical	6.84%	1,074	5,709,984.66	2.437%
	- Other	6.79%	23	166,388.46	0.071%
	Total	6.89%	33,836	$234,299,590.43	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

VI.	2012-7 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$2,606,546.89
A	Trustee Fees	-	$2,606,546.89
B	Primary Servicing Fee	$77,791.06	$2,528,755.83
C	Administration Fee	$6,667.00	$2,522,088.83
D	Class A Noteholders’ Interest Distribution Amount	$793,309.14	$1,728,779.69
E	Class B Noteholders’ Interest Distribution Amount	$184,188.36	$1,544,591.33
F	Reserve Account Reinstatement	-	$1,544,591.33
G	Class A Noteholders’ Principal Distribution Amount	$1,290,450.71	$254,140.62
H	Class B Noteholders’ Principal Distribution Amount	-	$254,140.62
I	Unpaid Expenses of The Trustees	-	$254,140.62
J	Carryover Servicing Fee	-	$254,140.62
K	Remaining Amounts to the Noteholders after the first auction date	-	$254,140.62
L	Excess Distribution Certificateholder	$254,140.62	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$234,299,590.43
B	Interest to be Capitalized	$3,345,190.15
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,248,784.00
E	Less: Specified Reserve Account Balance	$(1,248,784.00)
F	Total	$237,644,780.58
G	Class A Notes Outstanding (after application of available funds)	$197,768,332.77
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

VII.	2012-7 Distributions

Distribution Amounts

	A3	B
Cusip/Isin	78447KAC6	78447KAD4
Beginning Balance	$199,058,783.48	$37,500,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.65%	1.80%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	10/27/2025	10/27/2025
Accrual Period End	11/25/2025	11/25/2025
Daycount Fraction	0.08055556	0.08055556
Interest Rate*	4.94727%	6.09727%
Accrued Interest Factor	0.003985301	0.004911690
Current Interest Due	$793,309.14	$184,188.36
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$793,309.14	$184,188.36
Interest Paid	$793,309.14	$184,188.36
Interest Shortfall	-	-
Principal Paid	$1,290,450.71	-
Ending Principal Balance	$197,768,332.77	$37,500,000.00
Paydown Factor	0.002244262	0.000000000
Ending Balance Factor	0.343944927	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025

VIII.	2012-7 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$236,558,783.48
	Adjusted Pool Balance	$237,644,780.58
	Overcollateralization Amount	$2,376,447.81
	Principal Distribution Amount	$1,290,450.71
	Principal Distribution Amount Paid	$1,290,450.71

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,248,784.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,248,784.00
	Required Reserve Acct Balance	$1,248,784.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,248,784.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$142,649.66
	Deposits for the Period	$89,763.77
	Release to Collection Account	-
	Ending Balance	$232,413.43

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-7 Monthly Servicing Report: Collection Period 10/01/2025 - 10/31/2025, Distribution Date 11/25/2025